Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 16 - Income Taxes

A.	Corporate tax rate

a)	The tax rates relevant to the Parent company in Nevada for the years 2019-2020 was 21%.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above.

The tax rates relevant to the Subsidiary in Israel for the years 2019-2020 was 23%.

b)	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the “Investments Law”);

During January 2011, an amendment to the Israeli Investments Law (the “Amendment”) became effective. The Amendment’s provisions apply to Preferred Income derived or accrued in 2011 and thereafter by a Preferred Company, per the definition of these terms in the Amendment.

The amendment provides a uniform and reduced tax rate for all the Company’s income entitled to the benefits (“Preferred Income”). Starting from tax year 2017, the tax rate on Preferred Income for a company operating in the same area as the Company is 7.5%, subject to terms as defined within the law.

B.	Deferred tax assets

The following is a summary of the significant components of deferred tax assets:

	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Operating loss carry forward	252	148
Research and development costs	69	16

Gross total deferred tax assets	321	164
Valuation allowance for deferred tax assets	(321)	(164)
Net deferred tax assets	-	-

C.	Net operating losses carry forward

As of December 31, 2020, and 2019, the Company had incurred carry forward losses for tax purposes in the amount of US$ 1,096 thousand and US$ 644 thousand, respectively.

As of December 31, 2020, and 2019, the Company has provided full valuation allowance of US$ 321 thousand and US$ 164 thousand against the gross deferred tax asset in respect of net operating carry forward losses given that it is not more likely than not that it will generate sufficient income for tax purposes to utilize the available deferred tax assets.

D.	Tax assessment

As of December 31, 2020, the Company have tax assessments that are considered as final due to lapse of statute of limitation period, through tax year 2014. The Parent Company has not been assessed for tax purposes since its inception.

E.	Reconciliation of the statutory tax expense (benefit) to actual tax expense

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	For the year	For the year
	ended	ended
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Loss before taxes as reported in the statements of operations	(752)	(248)
Statutory tax rate	21%	21%

Theoretical tax benefit on the above amount at the Israeli statutory tax rate	(158)	(52)
Additional tax (tax savings) in respect of:

Differences in tax rates between statutory tax and income tax of the Subsidiary*	(15)	(10)

Current year tax losses and benefits for which deferred taxes were not created.	173	62

Actual taxes on income	-	-

(*) The Subsidiary operates in Israel in a tax jurisdiction with corporate tax rate of 23%.